Document And Entity Information	Oct. 26, 2020
Document Information Line Items
Entity Registrant Name	LEISURE ACQUISITION CORP.
Trading Symbol	LACQ
Document Type	8-K
Amendment Flag	false
Entity Central Index Key	0001716947
Document Period End Date	Oct. 26, 2020
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Incorporation, State or Country Code	DE
Entity File Number	001-38306
Entity Tax Identification Number	82-2755287
Entity Address, Address Line One	250 West 57th Street
Entity Address, Address Line Two	Suite 415
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10107
City Area Code	(646)
Local Phone Number	565-6940
Entity Information, Former Legal or Registered Name	Not Applicable
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Security Exchange Name	NASDAQ